Shareholder Report	12 Months Ended
Nov. 30, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Tortoise Capital Series Trust
Entity Central Index Key	0002034406
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2025
Shareholder Report Annual or Semi-Annual	annual shareholder report
Tortoise AI Infrastructure ETF
Shareholder Report [Line Items]
Fund Name	Tortoise AI Infrastructure ETF
Class Name	Tortoise AI Infrastructure ETF
Trading Symbol	TCAI
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Tortoise AI Infrastructure ETF for the period of August 4, 2025, to November 30, 2025
Additional Information [Text Block]	You can find additional information about the Fund at https://tortoisecapital.com/etf/tortoise-ai-infrastructure-etf/#literature. You can also request this information by contacting us at 1-913-981-1020 or info@tortoisecapital.com.
Additional Information Phone Number	1-913-981-1020
Additional Information Email	info@tortoisecapital.com
Additional Information Website	https://tortoisecapital.com/etf/tortoise-ai-infrastructure-etf/#literature
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,**
Tortoise AI Infrastructure ETF	$73	0.65%
[1],[2]
Expenses Paid, Amount	$ 73
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Tortoise AI Infrastructure  ETF was launched on August 4, 2025, increasing 23.6% during the period starting on August 4, 2025, through the fiscal year end on November 30, 2025.
Artificial intelligence (AI) and new potential applications of AI dominated the headlines during 2025. Many tech executives believe that we are at the start of an AI revolution. In 2025, hyperscaler capital spending forecasts were increased multiple times. Based on most recent estimates, hyperscaler capital spending is forecasted to grow at a double-digit growth rate through 2030.
There is no AI without infrastructure. At Tortoise Capital, we see the modern definition of infrastructure expanding to include the infrastructure that enables the development of AI including data center infrastructure, electricity infrastructure, connectivity infrastructure, electricity electrical and mechanical infrastructure.
Connectivity infrastructure delivered the best performance in the fiscal year 2025, rising by 42%. Data center infrastructure also delivered strong performance during this period. At its foundation, AI requires data and electricity to enhance new and existing AI applications. The world is moving to AI everywhere, that could include personal robots, autonomous cars, and other AI advancements in health care and education. These advancements are expected to result in an AI driven economy in which electricity becomes the new oil. In addition, many of the AI infrastructure sectors that enable AI development are expected to benefit from multi-year and possibly decade growth in capital spending by hyperscalers.
Within connectivity infrastructure, data storage stocks performed well, driven by strong demand for the millions of storage devices required to support AI development.  In addition, companies that operate data centers also performed well. Specifically, several  bitcoin miners like Cipher Mining and IREN continued to transform their business models from bitcoin miners to data center operators. As a result, the stock prices of these transformation stories performed well. These are examples of the value of securing access to electricity that many current bitcoin miners already have. We expect several other transformation stories to evolve throughout this period of AI development.

Top Contributors
Seagate Technology Holdings PLC
Cipher Mining Inc.
IREN Ltd
Ciena Corp.
↑	Terawulf Inc.

Top Detractors
Core Scientific Inc.
Super Micro Computer Inc.
Fermi LLC
GE Vernova Inc.
↓	Vistra Corp.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	SINCE INCEPTION TOTAL RETURN (%)

Since Inception (08/04/2025)
Tortoise AI Infrastructure ETF NAV	24.01
S&P 500 TR	8.65

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://tortoisecapital.com/etf/tortoise-ai-infrastructure-etf/#literature for more recent performance information.
Distribution of Capital [Text Block]
MANAGED DISTRIBUTIONS
The Fund may distribute more than its income and net realized capital gains; therefore, a portion of distributions may be a return of capital. A return of capital may occur, for example, when some or all of the money a shareholder has invested in the Fund is paid back to the shareholder. A return of capital distribution does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income.”

Net Assets	$ 54,677,736
Holdings Count | $ / shares	44
Advisory Fees Paid, Amount	$ 57,221
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of November 30, 2025)

Net Assets	$54,677,736
Number of Holdings	44
Net Advisory Fee	$57,221
Portfolio Turnover	31%
30 Day SEC Yield	0.24%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of November 30, 2025)
Industry Breakdown (% of net assets)

Top 10 Issuers	(%)
Seagate Technology Holdings PLC	6.0%
Ciena Corp.	4.9%
Vertiv Holdings Co.	4.8%
Quanta Services, Inc.	4.3%
Dell Technologies, Inc.	4.2%
NRG Energy, Inc.	4.1%
nVent Electric PLC	3.8%
EQT Corp.	3.6%
Cipher Mining, Inc.	3.6%
Western Digital Corp.	3.5%

Updated Prospectus Web Address	https://tortoisecapital.com/etf/tortoise-ai-infrastructure-etf/#literature
Tortoise Energy Fund
Shareholder Report [Line Items]
Fund Name	Tortoise Energy Fund
Class Name	Tortoise Energy Fund
Trading Symbol	TNGY
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Tortoise Energy Fund for the period of December 1, 2024, to November 30, 2025
Additional Information [Text Block]	You can find additional information about the Fund at https://tortoisecapital.com/etf/tortoise-energy-fund/#literature. You can also request this information by contacting us at 1-913-981-1020 or info@tortoisecapital.com.
Additional Information Phone Number	1-913-981-1020
Additional Information Email	info@tortoisecapital.com
Additional Information Website	https://tortoisecapital.com/etf/tortoise-energy-fund/#literature
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Tortoise Energy Fund	$99	0.98%

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	0.98%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Tortoise Energy Fund increased 1.5% for the fiscal year ended November 30, 2025, amid divergent performance across energy and power sectors. Upstream equities faced pressure as crude oil prices declined, the Organization of Petroleum Exporting Countries Plus’ (OPEC+) decision to return curtailed oil supply, resilient non-OPEC production, and moderating global demand growth, which compressed cash flows despite continued capital discipline. While balance sheets and shareholder returns remained priorities, weaker price realizations and macro uncertainty constrained equity performance. In contrast, refining companies demonstrated relative resilience, benefiting from periods of stronger margins, advantaged feedstock costs, and steady demand for refined products.
Energy infrastructure faced pressure from global tariffs and OPEC+’s accelerated supply return, yet North American energy infrastructure equities demonstrated fundamental resilience. Modest throughput growth, disciplined capital investment, and stronger balance sheets supported in-line results, while dividend growth and opportunistic  buybacks reinforced the sector’s durable income profile. Structural support came from modest production growth, continued U.S. LNG export expansion, and rising natural gas demand to power data centers, driving new pipeline projects for utilities and select on-site generation. Free cash flow remained sufficient to fund elevated capital spending without equity issuance, while M&A activity focused on strategic, synergistic assets. In addition, regulatory developments modestly reduced permitting timelines and administrative burdens. Collectively, these dynamics reinforced the long-term attractiveness of natural gas infrastructure despite near-term sentiment pressure from oil price weakness.
In the fiscal year 2025, U.S. utility and power equities delivered strong relative performance, rising 12.6% as measured by the S&P 500 Utilities Sector Index. Performance was supported by resilient earnings growth and accelerating electricity demand, with power consumption reaching record levels amid artificial intelligence (AI)-intensive data centers, electrification, and industrial reshoring. Accelerating load growth boosted earnings expectations and capital investment, benefiting regulated utilities through rate-base expansion while independent power producers captured more cyclical upside. As the year progressed, utilities were increasingly viewed as growth-oriented infrastructure rather than purely defensive assets, with generation and grid modernization exposure outperforming amid improving economic conditions, easing rate expectations, and supportive energy policy.

Top Contributors
EQT Corp.
Expand Energy Corp.
MPLX LP
Constellation Energy Corp.
Vistra Corp.

Top Detractors
ONEOK Inc.
New Fortress Energy Inc.
Targa Resources Corp.
Energy Transfer LP
Venture Global Inc.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Tortoise Energy Fund NAV	1.63	18.37	7.83
S&P 500 TR	15.00	15.28	14.63
S&P 500 Energy Sector TR	-1.81	24.80	7.18
75% S&P 500 Energy 25% ICE BofA US High Yield Energy	0.36	20.90	7.16

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://tortoisecapital.com/etf/tortoise-energy-fund/#literature for more recent performance information.
Distribution of Capital [Text Block]
MANAGED DISTRIBUTIONS
The Fund may distribute more than its income and net realized capital gains; therefore, a portion of distributions may be a return of capital. A return of capital may occur, for example, when some or all of the money a shareholder has invested in the Fund is paid back to the shareholder. A return of capital distribution does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income.”

Net Assets	$ 524,177,231
Holdings Count | $ / shares	46
Advisory Fees Paid, Amount	$ 4,995,401
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of November 30, 2025)

Net Assets	$524,177,231
Number of Holdings	46
Net Advisory Fee	$4,995,401
Portfolio Turnover	29%
30 Day SEC Yield	3.34%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of November 30, 2025)
Industry Breakdown (% of net assets)

Top 10 Issuers	(%)
MPLX LP	7.7%
EQT Corporation	7.1%
Expand Energy Corp.	5.9%
The Williams Companies, Inc.	5.0%
Cheniere Energy, Inc.	4.9%
ONEOK, Inc.	4.7%
Energy Transfer LP	4.5%
Sempra Energy	3.7%
Plains GP Holdings L.P.	3.6%
Enterprise Products Partners LP	3.2%

Updated Prospectus Web Address	https://tortoisecapital.com/etf/tortoise-energy-fund/#literature
Tortoise Electrification Infrastructure ETF
Shareholder Report [Line Items]
Fund Name	Tortoise Electrification Infrastructure ETF
Class Name	Tortoise Electrification Infrastructure ETF
Trading Symbol	TPZ
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Tortoise Electrification Infrastructure ETF for the period of December 1, 2024, to November 30, 2025
Additional Information [Text Block]	You can find additional information about the Fund at https://tortoisecapital.com/etf/tortoise-electrification-infrastructure-etf/#literature. You can also request this information by contacting us at 1-913-981-1020 or info@tortoisecapital.com.
Additional Information Phone Number	1-913-981-1020
Additional Information Email	info@tortoisecapital.com
Additional Information Website	https://tortoisecapital.com/etf/tortoise-electrification-infrastructure-etf/#literature
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Tortoise Electrification Infrastructure ETF	$112	1.09%

Expenses Paid, Amount	$ 112
Expense Ratio, Percent	1.09%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Tortoise Electrification Infrastructure ETF increased 6.8% for the fiscal year ending November 30, 2025. Stock performance across energy infrastructure and power sectors diverged in fiscal year 2025, with energy infrastructure declining 1.2% as measured by the  Alerian Midstream Energy Index, pressured by the escalation of global tariff actions and the Organization of Petroleum Exporting Countries Plus’ (OPEC+) decision to return curtailed oil supply to the market more quickly than anticipated. This shift toward supply outpacing demand weighed on crude prices, with oil finishing the fiscal year just over $58 per barrel, roughly $10 below its level at the start of the year, dampening broader investor sentiment toward the energy sector.
Despite this backdrop, North American energy infrastructure equities demonstrated fundamental resilience. Modest throughput volume growth, disciplined capital investment, and strengthened balance sheets, with operators largely delivering in-line results, reaffirming guidance, advancing key expansion projects, and continued to emphasize dividend growth and share repurchases, reinforcing the sector’s durable income profile. Performance was further underpinned by modest oil and natural gas production growth and the continued buildout of U.S. LNG export capacity, with exports rising from nearly 12 billion cubic feet per day (bcf/d) in 2024 to an average approaching 15 bcf/d in 2025.
Within natural gas infrastructure, demand expectations strengthened as gas is increasingly viewed as the primary fuel source for incremental data center power generation, prompting new pipeline expansions and projects serving utilities and, in select cases, data centers directly. Free cash flow remained sufficient to fund elevated capital spending without equity issuance, while M&A activity focused on strategic, synergistic assets. In addition, regulatory developments modestly reduced permitting timelines and administrative burdens. Collectively, these dynamics reinforced the long-term attractiveness of natural gas infrastructure despite near-term sentiment pressure from oil price weakness.
In contrast, U.S. utility and power equities delivered strong relative performance in fiscal year 2025, rising 12.6% as measured by the S&P 500 Utilities Sector Index. Performance was supported by resilient earnings growth and accelerating electricity demand, with power consumption reaching record levels amid artificial intelligence (AI)-intensive data centers, electrification, and industrial reshoring. These trends lifted load growth and forward earnings expectations, while prompting higher capital expenditure plans as utilities balanced reliability with customer affordability.
Regulated utilities benefited from rate base expansion and constructive regulatory outcomes, while independent power producers—more exposed to power prices and demand—experienced greater volatility but delivered compelling gains. As the year progressed, investor perception shifted from viewing utilities as purely defensive toward recognizing their role as growth-oriented infrastructure. Companies tied to generation and grid modernization outperformed amid improving economic conditions and expectations for lower interest rates. Evolving energy policy, including headwinds for offshore wind alongside efforts to streamline permitting and support AI-driven power development, reinforced utilities’ dual identity in 2025 as both income-generating and secular growth assets.

Top Contributors
↑	Constellation Energy Corp.
Clearway Energy, Inc.
Vistra Corp.
TC Energy Corp.
Enbridge, Inc.

Top Detractors
↓	ONEOK, Inc.
Targa Resources Corp.
New Fortress Energy, Inc.
Energy Transfer LP
Venture Global, Inc.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Tortoise Elecrification Infrastructure ETF NAV	4.65	17.51	7.36
S&P 500 TR	15.00	15.28	14.63
S&P 500 Energy Sector TR	-1.81	24.80	7.18

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jan. 01, 2026
Updated Performance Information Location [Text Block]	Visit https://tortoisecapital.com/etf/tortoise-electrification-infrastructure-etf/#literature for more recent performance information.
Distribution of Capital [Text Block]
MANAGED DISTRIBUTIONS
The Fund may distribute more than its income and net realized capital gains; therefore, a portion of distributions may be a return of capital. A return of capital may occur, for example, when some or all of the money a shareholder has invested in the Fund is paid back to the shareholder. A return of capital distribution does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income.”

Net Assets	$ 140,351,388
Holdings Count | $ / shares	34
Advisory Fees Paid, Amount	$ 1,396,819
Investment Company Portfolio Turnover	67.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of November 30, 2025)

Net Assets	$140,351,388
Number of Holdings	34
Net Advisory Fee	$1,396,819
Portfolio Turnover	67%
30 Day SEC Yield	2.64%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of November 30, 2025)
Industry Breakdown (% of net assets)

Top 10 Issuers	(%)
Constellation Energy Corp.	8.1%
Energy Transfer LP	6.1%
Vistra Corp.	5.7%
Sempra Energy	5.4%
Entergy Corp.	5.3%
NRG Energy, Inc.	5.3%
TC Energy Corp.	4.9%
Evergy, Inc.	4.9%
Clearway Energy, Inc.	4.8%
The Williams Companies, Inc.	4.7%

Material Fund Change [Text Block]	Name Change Effective January 1, 2026, the Fund’s name changed from Tortoise Essential Energy Fund to Tortoise Electrification Infrastructure ETF.
Material Fund Change Name [Text Block]	Effective January 1, 2026, the Fund’s name changed from Tortoise Essential Energy Fund to Tortoise Electrification Infrastructure ETF.
Updated Prospectus Web Address	https://tortoisecapital.com/etf/tortoise-electrification-infrastructure-etf/#literature
Tortoise Global Water Fund
Shareholder Report [Line Items]
Fund Name	Tortoise Global Water Fund
Class Name	Tortoise Global Water Fund
Trading Symbol	TBLU
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Tortoise Global Water Fund for the period of December 1, 2024, to November 30, 2025
Additional Information [Text Block]	You can find additional information about the Fund at https://tortoisecapital.com/etf/tortoise-global-water-fund/#literature. You can also request this information by contacting us at 1-913-981-1020 or info@tortoisecapital.com.
Additional Information Phone Number	1-913-981-1020
Additional Information Email	info@tortoisecapital.com
Additional Information Website	https://tortoisecapital.com/etf/tortoise-global-water-fund/#literature
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Tortoise Global Water Fund	$41	0.40%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.40%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Tortoise Global Water Fund generated a NAV return of 7.3% for the fiscal year ending November 30, 2025. Water infrastructure delivered steady, defensive performance, supported by predictable demand, regulated earnings, and continued investment in aging infrastructure. Fundamentals remained resilient as rate-base growth was driven by capital spending on system replacement, resiliency, water quality compliance, and climate adaptation, while constructive regulatory outcomes helped support returns despite affordability and political sensitivity around rate increases. Water utilities benefited from their essential-service profile, inflation-linked rate mechanisms, and lower commodity sensitivity. Balance sheets remained solid, dividend growth continued at a measured pace, and M&A activity focused on tuck-in acquisitions that expanded scale and operating efficiency. Water technology companies benefited from increased municipal and industrial spending on treatment, filtration, leak detection, automation, and efficiency solutions, as utilities and customers sought to improve reliability, reduce non-revenue water, and meet tighter regulatory standards. Overall, water infrastructure offered consistency and downside protection amid broader market volatility.

Top Contributors
United Utilities Group PLC
Xylem Inc.
Ecolab Inc.
Severn Trent PLC
Watts Water Technologies, Inc.

Top Detractors
Pennon Group
Georg Fischer AG
China Lesso Group Holdings Ltd
Stantec Inc.
Primo Brands Corp.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (02/14/2017)
Tortoise Global Water Fund NAV	7.07	8.54	10.59
S&P 500 TR	15.00	15.28	14.92
Tortoise Global Water Net Total Return Index	7.42	8.76	11.16

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://tortoisecapital.com/etf/tortoise-global-water-fund/#literature for more recent performance information.
Net Assets	$ 55,842,515
Holdings Count | $ / shares	57
Advisory Fees Paid, Amount	$ 219,090
Investment Company Portfolio Turnover	63.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of November 30, 2025)

Net Assets	$55,842,515
Number of Holdings	57
Net Advisory Fee	$219,090
Portfolio Turnover	63%
30-Day SEC Yield	1.51%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of November 30, 2025)

Top 10 Issuers	(%)
Ferguson Enterprises, Inc.	8.3%
Ecolab Inc.	7.6%
Geberit AG	4.1%
Xylem, Inc.	4.1%
Veolia Environnement SA	4.0%
Pentair PLC	3.8%
Veralto Corp.	3.8%
American Water Works Co., Inc.	3.7%
United Utilities Group PLC	3.7%
Stantec, Inc.	3.7%
Industry Breakdown (% of net assets)

Updated Prospectus Web Address	https://tortoisecapital.com/etf/tortoise-global-water-fund/#literature
Tortoise North American Pipeline Fund
Shareholder Report [Line Items]
Fund Name	Tortoise North American Pipeline Fund
Class Name	Tortoise North American Pipeline Fund
Trading Symbol	TPYP
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Tortoise North American Pipeline Fund for the period of December 1, 2024, to November 30, 2025
Additional Information [Text Block]	You can find additional information about the Fund at https://tortoisecapital.com/etf/tortoise-north-american-pipeline-fund/#literature. You can also request this information by contacting us at 1-913-981-1020 or info@tortoisecapital.com.
Additional Information Phone Number	1-913-981-1020
Additional Information Email	info@tortoisecapital.com
Additional Information Website	https://tortoisecapital.com/etf/tortoise-north-american-pipeline-fund/#literature
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Tortoise North American Pipeline Fund	$40	0.40%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.40%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Tortoise North American Pipeline Fund increased 1.7% for the fiscal year ending November 30, 2025. Midstream equities came under pressure beginning in April following the escalation of global tariff actions and the Organization of Petroleum Exporting Countries Plus’ (OPEC+) decision to return curtailed oil supply to the market more quickly than anticipated. This shift toward supply outpacing demand weighed on crude prices, with oil finishing the fiscal year just over $58 per barrel, roughly $10 below its level at the start of the year, dampening broader investor sentiment toward the energy sector. Partially offsetting this pressure was an increasingly constructive outlook for natural gas, supported by rising power generation demand and the continued buildout of U.S. liquefied natural gas (LNG) export capacity.
Fundamentally, North American energy infrastructure equities demonstrated notable resilience amid broader commodity volatility. Modest throughput growth, disciplined capital investment, and strengthened balance sheets supported sector stability. Operators largely delivered in-line results, reaffirmed guidance, advanced key expansion projects, and continued to emphasize dividend growth and share repurchases, reinforcing the sector’s durable income profile. Performance was further underpinned by modest oil and natural gas production growth and the continued buildout of U.S. LNG export capacity, with exports rising from nearly 12 billion cubic feet per day (bcf/d) in 2024 to an average approaching 15 bcf/d in 2025. Within natural gas infrastructure, demand expectations strengthened as gas is increasingly viewed as the primary fuel source for incremental data center power generation, prompting new pipeline expansions and projects serving utilities and, in select cases, data centers directly. Free cash flow remained sufficient to fund elevated capital spending without equity issuance, while mergers and acquisitions (M&A) activity focused on strategic, synergistic assets. In addition, regulatory developments modestly reduced permitting timelines and administrative burdens. Collectively, these dynamics reinforced the long-term attractiveness of natural gas infrastructure despite near-term sentiment pressure from oil price weakness.

Top Contributors
Enbridge Inc.
TC Energy Corp.
Atmos Energy Corp.
Nisource Corp.
National Fuel Gas Co

Top Detractors
ONEOK Inc.
Targa Resources Corp.
Energy Transfer LP
New Fortress Energy Inc.
Venture Global Inc.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Tortoise North American Pipeline Fund NAV	2.30	21.08	11.33
S&P 500 TR	15.00	15.28	14.63
Tortoise North American Pipeline Index TR	2.99	21.99	12.02

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://tortoisecapital.com/etf/tortoise-north-american-pipeline-fund/#literature for more recent performance information.
Distribution of Capital [Text Block]
Managed Distributions
The Fund may distribute more than its income and net realized capital gains; therefore, a portion of distributions may be a return of capital. A return of capital may occur, for example, when some or all of the money a shareholder has invested in the Fund is paid back to the shareholder. A return of capital distribution does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income.”

Net Assets	$ 716,095,069
Holdings Count | $ / shares	44
Advisory Fees Paid, Amount	$ 2,813,121
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of November 30, 2025)

Net Assets	$716,095,069
Number of Holdings	44
Net Advisory Fee	$2,813,121
Portfolio Turnover	6%
30-Day SEC Yield	3.82%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of November 30, 2025)

Top 10 Issuers	(%)
TC Energy Corp.	7.7%
The Williams Companies, Inc.	7.6%
Enbridge, Inc.	7.4%
Kinder Morgan, Inc.	7.3%
ONEOK, Inc.	6.5%
Cheniere Energy, Inc.	6.2%
NiSource Inc.	4.2%
Atmos Energy Corporation	4.2%
Targa Resources Corp.	4.2%
Enterprise Products Partners LP	4.0%
Industry Breakdown (% of net assets)

Updated Prospectus Web Address	https://tortoisecapital.com/etf/tortoise-north-american-pipeline-fund/#literature

[1]
**	Annualized

[2]
*	Amount shown reflects the expenses of the Fund from inception date through November 30, 2025. Expenses would be higher if the Fund had been in operation for the entire period of this report.